Details of Significant Accounts - Financial liabilities at FV, schedule of amounts recognized in profit or loss and OCI in relation to financial liabilities at fair value through profit or loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Net losses recognized in profit or loss, financial liabilities designated as at fair value through profit or loss	$ 1,641	$ (93,777)	$ (150,745)
Warrant liabilities
Disclosure of financial liabilities [line items]
Net losses recognized in profit or loss, financial liabilities designated as at fair value through profit or loss	1,641	5,224	0
Preference share liabilities
Disclosure of financial liabilities [line items]
Net losses recognized in profit or loss, financial liabilities designated as at fair value through profit or loss	0	(99,001)	(150,745)
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$ 0	$ (7)	$ (58)